Stock-Based Compensation - Schedule of Information Related to Intrinsic Value (Detail) - Omnibus Plan [Member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based awards exercised and RSUs and PSUs vested	$ 100,264
Stock options and SARs outstanding	112,604
Stock options and SARs vested and expected to vest	111,284
Stock options and SARs exercisable	$ 78,865